GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Domestic Equity Funds - 73.81%
1,422,555	AMCAP Fund - Class F3	$51,439,572
749,748	American Funds - Fundamental Investors - Class F3	50,802,902
489,449	American Funds - New Economy Fund - Class F3	25,245,768
451,654	American Funds - New Perspective Fund - Class F3	25,053,225
579,530	American Funds - SMALLCAP World Fund, Inc. - Class F3	37,223,239
1,074,799	American Funds - The Growth Fund of America - Class F3	65,509,018
22,186	Invesco QQQ Trust Series 1 (a)	8,195,952
438,889	iShares Core S&P Small-Cap ETF	43,735,289
968,588	Schwab U.S. Large-Cap ETF (a)	50,724,954
909,609	Schwab U.S. Large-Cap Growth ETF	68,175,195
437,464	SPDR S&P 600 Small Cap Growth ETF	33,667,229
753,232	Vanguard Russell 1000 Growth ETF (a)	53,298,696
107,190	Vanguard Russell 2000 Growth	18,914,747
452,784	Vanguard S&P 500 ETF (a)	184,409,867
241,300	Vanguard Value ETF (a)	34,288,730
		750,684,383
	International Equity Funds - 22.81%
1,136,429	iShares Core MSCI Emerging Markets ETF (a)	56,014,585
36,342	iShares Core MSCI Europe ETF	1,912,679
323,037	iShares MSCI ACWI ETF	30,992,170
168,934	iShares MSCI Switzerland ETF (a)	7,806,440
277,005	JPMorgan Beta Builders Canada ETF	16,969,326
161,716	Vanguard FTSE All World ex-US Small-Cap ETF (a)	17,866,384
2,175,714	Vanguard FTSE Developed Markets ETF (a)	100,474,473
		232,036,057
	Real Estate Funds - 2.32%
200,559	Vanguard Global ex-U.S. Real Estate ETF	8,060,466
186,308	Vanguard Real Estate ETF (a)	15,567,897
		23,628,363
	Total Investment Companies (Cost $699,893,869)	1,006,348,803

	SHORT TERM INVESTMENTS - 0.98%
	Money Market Funds - 0.98%
9,964,532	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (b)(c)	9,964,532
	Total Short Term Investments (Cost $9,964,532)	9,964,532
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.44%
146,825,859	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22%	146,825,859
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $146,825,859)	146,825,859

	Total Investments (Cost $856,684,260) - 114.36%	1,163,139,194
	Liabilities in Excess of Other Assets - (14.36)%	(146,084,435)
	TOTAL NET ASSETS - 100.00%	$1,017,054,759

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2023.